Condensed Consolidated Statement of Changes in Stockholders Deficit (Unaudited) (Parenthetical) - shares				3 Months Ended	12 Months Ended
	Mar. 05, 2021	Feb. 24, 2021	Jul. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Exercise of warrants	786,280	70,786	9,941,623	2,336,794	10,000,000	9,000,000